Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net loss	$ (1,823,433)	$ (679,304)	$ (3,576,162)	$ (2,402,549)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,157	1,073	5,859	2,359
Amortization of debt discount	17,542
Stock based compensation	227,264	35,864	340,084	50,234
Foreign currency gain	(25,749)		25,749
Changes in operating assets and liabilities:
Accounts receivable	(456,690)	(5,290)	2,385	(2,385)
Prepaids	53,014		(464,978)	(6,000)
Other assets	311,883		133,267
Accounts payable	144,688	(53,081)	500,325	253,969
Accrued expenses	328,105	17,307	(99,263)	215,737
Net cash used in operating activities	(1,221,219)	(683,430)	(3,158,483)	(1,888,635)
Investing Activities
Purchases of equipment	(501,905)	(1,326)	(2,346,462)	(24,233)
Net cash used in investing activities	(501,905)	(1,326)	(2,346,462)	(24,233)
Financing Activities
Proceeds from convertible debt			1,000,000
Proceeds from notes payable	9,724	1,000,000	66,523
Payments on notes payable	(39,634)		(13,074)
Net Proceeds from issuance of stock			4,702,265	3,405,739
Proceeds from exercise of stock options	315		2,522,733
Net cash provided (used in) financing activities	(29,595)	1,000,000	8,278,447	3,405,739
Effect of exchange rate changes on cash and cash equivalents			25,749
Net increase (decrease) in cash and cash equivalents	(1,752,719)	315,244	2,799,251	1,492,871
Cash and cash equivalents, beginning of period	4,292,122	1,492,871	1,492,871
Cash and cash equivalents, end of period	2,539,403	1,808,115	4,292,122	1,492,871
Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest
Cash paid during the year for income taxes
Non-cash transactions
Prepaids amortized to settle capital lease obligations	123,244
Debt converted to common stock			1,063,056
Equipment additions in accrued expenses			1,170,182
Conversion of preferred shares			3,496,500
Reverse merger par value			606
Prepaid balance withheld from sale lease-back			977,267
Debt issued for insurance			133,866
Intangible property purchased with common stock			2,500
Issuance of warrants			350,836
Preferred stock issued to settle accounts payable				$ 90,761